Income Taxes - Movement of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation allowance
Balance at beginning of the year	$ 119,746	$ 106,967	$ 82,964
Changes of valuation allowance	3,167	12,779	24,003
Balance at end of the year	$ 122,913	$ 119,746	$ 106,967